CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Members' Capital
Beginning balance	$ 4,338.4	$ 4,338.4	$ 4,457.7	$ 8,069.2
Beginning balance (in shares)	7,914.4	7,914.4	7,914.4	7,914.4
Impact of KMP's equity transactions (Note 10)		(27.5)	28.1	(19.8)
A-1 and B unit amortization		6.1	7.6	7.6
Net income (loss)	(104.3)	(41.3)	495.0	(3,599.3)
Cash dividends		(700.0)	(650.0)	0
Other		(0.1)	0	0
Ending balance		3,575.6	4,338.4	4,457.7
Ending balance (in shares)		7,914.4	7,914.4	7,914.4
Accumulated Other Comprehensive Income (Loss)
Beginning balance	(167.9)	(167.9)	(53.4)	(247.7)
Change in fair value of derivatives utilized for hedging purposes		(18.8)	(138.7)	212.0
Reclassification of change in fair value of derivatives to net income		21.2	(39.4)	117.1
Foreign currency translation adjustments		38.7	53.9	(68.7)
Benefit plan adjustments		(16.3)	2.8	(66.5)
Benefit plan amortization		6.6	6.9	0.4
Ending balance		(136.5)	(167.9)	(53.4)
Total Kinder Morgan, Inc.'s Members' Equity		3,439.1	4,170.5	4,404.3
Total Kinder Morgan, Inc.'s Members' Equity (in shares)		7,914.4	7,914.4	7,914.4
Noncontrolling interests
Beginning balance	4,674.6	4,674.6	4,072.6	3,314.0
Impact from equity transactions of KMP		43.0	(43.8)	(21.4)
Distributions to noncontrolling interests		(848.7)	(745.5)	(630.7)
Contributions from noncontrolling interests		840.1	1,160.6	561.5
Implementation of ASU 2009-17 (Notes 10 and 18)		(45.9)	0	0
Other		0.2	1.9	4.6
Comprehensive income
Net income	237.3	340.9	278.1	396.1
Change in fair value of derivatives used for hedging purposes		(34.6)	(208.8)	295.4
Reclassification of change in fair value of derivatives to net income		85.7	45.7	301.1
Foreign currency translation adjustments		45.7	114.9	(149.6)
Benefit plan adjustments		(1.3)	(1.2)	1.9
Benefit plan amortization		0.2	0.1	(0.3)
Total comprehensive income		436.6	228.8	844.6
Ending balance		5,099.9	4,674.6	4,072.6
Total Members' Equity		$ 8,539.0	$ 8,845.1	$ 8,476.9
Total Members' Equity (in shares)		7,914.4	7,914.4	7,914.4